BALANCE SHEET DETAILS - Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid and other current assets
Prepaid tax	$ 355	$ 212
Advance to suppliers	19	19
Other receivables	606	276
Prepaid and others	3,474	3,248
Total Prepaid and other current assets	$ 4,454	$ 3,755